Reporting entity and organization (Tables)	12 Months Ended
Jun. 30, 2021
Reporting entity and organization
Schedule of entities subsidiaries and affiliates

As of June 30, 2021, the Company’s subsidiaries and consolidated affiliated entities are as follows:

	Place and year of	Legal
Subsidiaries	Establishment	Ownership	Principal activities
Hailiang Education (HK) Limited (“Hailiang HK”)	Hong Kong, China, 2011	100%	Investment holding
Zhejiang Hailiang Education Consulting and Services Co., Ltd. (“Hailiang Consulting ”or “WOFE“)	Zhejiang, China, 2011	100%	Investment holding
Ningbo Hailiang Education Logistics Management Co., Ltd.	Zhejiang, China, 2017	100%	Operation and management service
Ningbo Haoliang Information Consulting Co., Ltd. (“Ningbo Haoliang”)	Zhejiang, China, 2017	100%	Operation and management service
Zhuji Nianxin Lake Hotel Co., Ltd.	Zhejiang, China, 2017	100%	Hotel management service
Ningbo Hailiang Sports Development Co., Ltd.	Zhejiang, China, 2018	100%	Well-rounded education
Zhuji Hailiang Supply Chain Management Co., Ltd.	Zhejiang, China, 2018	100%	services
Zhuji Hailiang Logistics Service Co., Ltd.	Zhejiang, China, 2018	100%	Accommodation service
Zhuji Hailiang After-school Service Co., Ltd.	Zhejiang, China, 2018	100%	After-school enrichment service Well-rounded education
Hailiang Education International Studying Service Limited	Hongkong, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang International Studying Service Co., Ltd.	Zhejiang, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang Study Trip Co., Ltd	Zhejiang, China, 2018	100%	Study trip service
Pate’s-Hailiang International College Company Limited	United Kingdom, 2018	100%	Overseas study consulting service
Hailiang International Education Group Pte. Ltd.	Singapore, 2020	100%	Investment holding
My Campus Study Centre PTE Ltd.	Singapore, 2021	100%	Ancillary educational services
Hangzhou Hailiang Youcai Education Technology Co., Ltd.	Zhejiang, China, 2021	100%	Investment holding
Ninghai Hailiang Education Logistics Management Co., Ltd	Zhejiang, China, 2021	100%	Operation and management service
Xiantao Hailiang Education Logistics Management Co., Ltd. (“Xiantao Logistics”)	Hubei, China, 2021	90%	Operation and management service

	Place and year of	Legal
Consolidated affiliated entities	Establishment	ownership		Principal activities
Hailiang Management (previously named “Zhejiang Hailiang Education Investment Group Co., Ltd.”)	Zhejiang, China, 2012	N/A	*	Investment holding
Zhejiang Hailiang Mingxin Education Technology Co., Ltd.	Zhejiang, China, 2017	N/A	*	overseas study consulting service
Zhejiang Zhuji Hailiang Experimental High School (“Experimental High”)	Zhejiang, China, 2002	N/A	*	K-12 student management services and high school curriculum education services
Zhejiang Zhuji Hailiang Senior Middle School	Zhejiang, China, 2016	N/A	*	K-12 student management services and high school curriculum education services
Zhejiang Zhuji Hailiang High School of Art (Previously named “Hailiang Art Middle School”)	Zhejiang, China, 2017	N/A	*	K-12 student management services and high school curriculum education services
Zhuji Hailiang Foreign Language High School Co., Ltd. (“Zhuji Hailiang Foreign Language High School”)	Zhejiang, China, 2018	N/A	*	K-12 student management services and high school curriculum education services
Zhenjiang Jianghe High School of Art	Jiangsu, China, 2018	N/A	*	K-12 student management services and high school curriculum education services
Zhejiang Mingxin International Travel Co., Ltd.	Zhejiang, China, 2018	N/A	*	Study trip service
Shaoxing Sihai International Travel Co., Ltd. (“Sihai International Travel”)	Zhejiang, China, 2010	N/A	*	Study trip service
Zhuji Tianma Boya Educational Training Center Co., Ltd.	Zhejiang, China, 2019	N/A	*	Academic subject tutoring
Hangzhou Mingyou Educational Training School Co., Ltd.	Zhejiang, China, 2019	N/A	*	Academic subject tutoring
Hailiang Mingyou Future (Zhejiang) Education Technology Co., Ltd. (previously named “Zhuji Yuesheng Management Consulting Co., Ltd.”)	Zhejiang, China, 2018	N/A	*	Investment holding
Shanghai Yunhan Education Technology Co., Ltd.	Shanghai, China, 2020	N/A	*	Investment holding
Xinchang Nanrui Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	N/A	*	Investment holding
Ninghai Hailiang Education Development Co., Ltd.	Zhejiang, China, 2021	N/A	*	Investment holding
Zhuji Mingyou Training Center Co., Ltd.	Zhejiang, China, 2020	N/A	*	Academic subject tutoring
Zhuji Hailiang Chengzhong Mingyou Training Center Co., Ltd.	Zhejiang, China, 2020	N/A	*	Academic subject tutoring
Zhejiang Hailiang Mingyou Education Technology Co., Ltd. (“Zhejiang Hailiang Mingyou”)	Zhejiang, China, 2020	N/A	*	Investment holding
Xinchang Mingyou Cultural Development Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring

Xinchang Mingyou Education Training Center Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Zhuji Mingyou Lechuang Education Technology Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Ninghai Yipin Education Training Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Suqian Leqi Training Co., Ltd.	Jiangsu, China, 2021	N/A	*	Academic subject tutoring
Hangzhou Hailiang Mingyou Online Education Technology Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Hangzhou Hailiang Education Management Co., Ltd.	Zhejiang, China, 2018	N/A	*	Investment holding
Zhejiang Zhuji Hailiang Foreign Language School (“Foreign Language”)	Zhejiang, China, 1995	N/A	*	K-9 compulsory curriculum education services
Zhejiang Zhuji Tianma Experimental School (“Tianma Experimental”)	Zhejiang, China, 1995	N/A	*	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Primary School	Zhejiang, China, 2016	N/A	*	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Junior Middle School	Zhejiang, China, 2016	N/A	*	K-9 compulsory curriculum education services
Lanzhou Hailiang Education Consulting Co., Ltd.	Gansu, China, 2019	N/A	*	Investment holding
Lanzhou Hailiang Experimental School	Gansu, China, 2020	N/A	*	K-9 compulsory curriculum education services
Wuhu Hailiang Education Management Co., Ltd.	Anhui, China, 2020	N/A	*	Investment holding
Wuhu Hailiang Experimental School	Anhui, China, 2020	N/A	*	K-9 compulsory curriculum education services
Jinhua Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	N/A	*	Investment holding
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (“Juxian Technology”)	Zhejiang, China, 2020	N/A	*	Investment holding
Hailiang Overseas Chinese School	Zhejiang, China, 2020	N/A	*	K-9 compulsory curriculum education services
Jinhua Hailiang Foreign Language School	Zhejiang, China, 2018	N/A	*	K-9 compulsory curriculum education services
Ninghai Hailiang Education Management Co., Ltd.	Zhejiang, China, 2021	N/A	*	Investment holding
Xianghu Future School	Zhejiang, China, 2021	N/A	*	K-9 compulsory curriculum education services
Feicheng Education Investment	Shandong, China, 2018	N/A	*	Investment holding
Feicheng Hailiang Foreign Language School	Shandong, China, 2018	N/A	*	K-9 compulsory curriculum education services

*  These entities are controlled by the Company pursuant to the contractual arrangements disclosed below in note 2(b).